RISK/RETURN
Investment Objective
The investment objective of the Risk Managed Fund (the “Fund”) is long-term growth of capital while managing downside risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 23 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 59.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Risk Managed Fund		Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)		none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged, if applicable)	[1]	2.00%	2.00%
[1]	A redemption/exchange fee of 2.00% will be charged on any shares sold or exchanged within 30 days of purchase. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Risk Managed Fund		Class A Shares	Class I Shares
Management Fee		1.00%	1.00%
Distribution (12b-1) fee		none	none
Shareholder servicing fee		0.25%	none
Other operating expenses	[1]	0.70%	0.70%
Total Other Expenses		0.95%	0.70%
Total Annual Fund Operating Expenses		1.95%	1.70%
[1]	Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Risk Managed Fund (USD $)	1 Year	3 Years
Class A Shares	688	1,082
Class I Shares	173	536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in exchange traded index futures contracts or exchange traded funds (“ETFs”) in countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in U.S. Treasury bills.

The Fund seeks to maintain a minimum net asset value (“NAV”) of 75% of the Fund’s highest NAV (the “Active Targeted Minimum NAV”) as calculated at the close of the prior four calendar quarters (March 31, June 30, September 30 and December 31). At inception, the Fund will target a minimum NAV of 75% of the Fund’s initial NAV (“Initial Target”). As stated above, a targeted minimum NAV will be calculated at the end of each calendar quarter; the Active Targeted Minimum NAV is the highest of the target minimum NAVs calculated at the end of the four previous quarters. During the first 12 months of the life of the Fund, the initial targeted minimum NAV will be the Active Targeted minimum NAV so long as it is higher than any targeted minimum NAV calculated at the end of the following calendar quarters.

The Active Targeted Minimum NAV is only a goal and there can be no assurance that it will be achieved. The Active Targeted Minimum NAV is not guaranteed or insured by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), HSBC Bank USA, NA or any other guarantor.

The Fund will actively allocate from 0 – 100% of its investments among exchange traded index futures contracts, ETFs and U.S. Treasury bills to maximize the Fund’s performance while seeking to maintain the Active Targeted Minimum NAV.

The Fund’s actual NAV could close below the Active Targeted Minimum NAV as a result of events or circumstances that include (but are not limited to) the following:

-

significantly adverse market conditions, including those conditions that are not consistent with the negative market scenarios utilized by the Adviser in determining the relative balance between equity exposure and fixed income securities exposure within the Fund’s investment portfolio;

-	market conditions affecting the execution or settlement of transactions or the value of assets;
-

a material decline in the securities markets coupled with material redemptions from the Fund that result in an overweighting of the Fund’s exposure to the equity markets that cannot be remedied through rebalancing in a timely fashion by the Adviser;

-	the failure of any relevant securities exchange or clearing house; or
-	any act of terrorism or other external event that could reasonably be expected to have a material adverse effect on the performance or operation of global security markets.
In case the Fund’s NAV falls below the Active Targeted Minimum NAV, the Adviser will reduce the Fund’s equity exposure to zero until a targeted minimum NAV lower than the Fund’s NAV becomes the Active Targeted Minimum NAV. In such a circumstance, the Fund will not benefit from positive performance in the equity markets. There can be no assurance that the Fund’s NAV will remain above the Active Targeted Minimum NAV in effect as of a particular date. When, and if, an investor redeems shares of the Fund, the proceeds received may be less than the Active Targeted Minimum NAV.
The term “emerging markets” consists of all countries that are not developed nations and the nations/countries to which “emerging markets” refers will vary with the composition of the MSCI Emerging Markets Index. For the purposes of the foregoing, an exchange traded index futures contract or ETF that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s investments in exchange traded index futures contracts and ETFs are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.
The Fund does not currently intend to invest directly in equity or foreign securities as part of its principal investment strategy. The Fund will purchase and sell exchange traded index futures contracts, which are derivative instruments, to meet its objective. The Fund may use forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may also use these derivative instruments when Sinopia Asset Management, the subadviser to the Fund (“Sinopia” or the “Subadviser”), believes that doing so will assist the Fund in achieving its investment objective.
The Subadviser will use a proprietary quantitative model to select instruments for purchase and sale. The Subadviser will allocate the Fund’s assets among a subset of countries listed in the MSCI Emerging Markets Index. The investment universe may include, but is not limited to, China, Brazil, South Korea, Taiwan, India, South Africa, Mexico, Turkey, Thailand, Poland and Malaysia. The allocation among selected countries generally will be, on average, proportionally reflective of the geographic composition of the MSCI Emerging Markets Index and may be frequently rebalanced. The level of exposure to equity markets will depend on market conditions and on the Subadviser’s expectations of future market conditions. The Subadviser will consider the Active Targeted Minimum NAV, expected short-term volatility analysis and proprietary equity market valuation signals to determine the Fund’s level of exposure to equity markets.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•

Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index futures contracts and ETFs. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity instruments.

•

Market Risk: The value of the instruments in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	•	Issuer Risk: The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

•

Fixed-Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed-income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

o
Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund’s investments in U.S. Treasury Bills may fall.

o

Credit Risk: The Fund could lose money if it holds a fixed-income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Foreign Securities Risk: While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs. Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets.

•
Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to the lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater affect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that the use of a derivative may result in a loss or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

o

Exchange Traded Index Futures Risk: Additional risks associated with the intended use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date.

•	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. Dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

•	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value

•	Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole.

•

Liquidity Risk: The risk that the Fund, when seeking to maintain the Active Targeted Minimum NAV, may hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

•
Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

The decline in value of one security will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in exchange traded index futures contracts or exchange traded funds with exposure to the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 21, 2011
Registrant Name	dei_EntityRegistrantName	HSBC INVESTOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 21, 2011
Prospectus Date	rr_ProspectusDate	Apr 21, 2011
HSBC Investor Risk Managed Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Risk Managed Fund (the “Fund”) is long-term growth of capital while managing downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 23 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 59.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 23 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 59.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in exchange traded index futures contracts or exchange traded funds (“ETFs”) in countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in U.S. Treasury bills.

The Fund seeks to maintain a minimum net asset value (“NAV”) of 75% of the Fund’s highest NAV (the “Active Targeted Minimum NAV”) as calculated at the close of the prior four calendar quarters (March 31, June 30, September 30 and December 31). At inception, the Fund will target a minimum NAV of 75% of the Fund’s initial NAV (“Initial Target”). As stated above, a targeted minimum NAV will be calculated at the end of each calendar quarter; the Active Targeted Minimum NAV is the highest of the target minimum NAVs calculated at the end of the four previous quarters. During the first 12 months of the life of the Fund, the initial targeted minimum NAV will be the Active Targeted minimum NAV so long as it is higher than any targeted minimum NAV calculated at the end of the following calendar quarters.

The Active Targeted Minimum NAV is only a goal and there can be no assurance that it will be achieved. The Active Targeted Minimum NAV is not guaranteed or insured by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), HSBC Bank USA, NA or any other guarantor.

The Fund will actively allocate from 0 – 100% of its investments among exchange traded index futures contracts, ETFs and U.S. Treasury bills to maximize the Fund’s performance while seeking to maintain the Active Targeted Minimum NAV.

The Fund’s actual NAV could close below the Active Targeted Minimum NAV as a result of events or circumstances that include (but are not limited to) the following:

-

significantly adverse market conditions, including those conditions that are not consistent with the negative market scenarios utilized by the Adviser in determining the relative balance between equity exposure and fixed income securities exposure within the Fund’s investment portfolio;

-	market conditions affecting the execution or settlement of transactions or the value of assets;
-

a material decline in the securities markets coupled with material redemptions from the Fund that result in an overweighting of the Fund’s exposure to the equity markets that cannot be remedied through rebalancing in a timely fashion by the Adviser;

-	the failure of any relevant securities exchange or clearing house; or
-	any act of terrorism or other external event that could reasonably be expected to have a material adverse effect on the performance or operation of global security markets.
In case the Fund’s NAV falls below the Active Targeted Minimum NAV, the Adviser will reduce the Fund’s equity exposure to zero until a targeted minimum NAV lower than the Fund’s NAV becomes the Active Targeted Minimum NAV. In such a circumstance, the Fund will not benefit from positive performance in the equity markets. There can be no assurance that the Fund’s NAV will remain above the Active Targeted Minimum NAV in effect as of a particular date. When, and if, an investor redeems shares of the Fund, the proceeds received may be less than the Active Targeted Minimum NAV.
The term “emerging markets” consists of all countries that are not developed nations and the nations/countries to which “emerging markets” refers will vary with the composition of the MSCI Emerging Markets Index. For the purposes of the foregoing, an exchange traded index futures contract or ETF that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s investments in exchange traded index futures contracts and ETFs are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.
The Fund does not currently intend to invest directly in equity or foreign securities as part of its principal investment strategy. The Fund will purchase and sell exchange traded index futures contracts, which are derivative instruments, to meet its objective. The Fund may use forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may also use these derivative instruments when Sinopia Asset Management, the subadviser to the Fund (“Sinopia” or the “Subadviser”), believes that doing so will assist the Fund in achieving its investment objective.
The Subadviser will use a proprietary quantitative model to select instruments for purchase and sale. The Subadviser will allocate the Fund’s assets among a subset of countries listed in the MSCI Emerging Markets Index. The investment universe may include, but is not limited to, China, Brazil, South Korea, Taiwan, India, South Africa, Mexico, Turkey, Thailand, Poland and Malaysia. The allocation among selected countries generally will be, on average, proportionally reflective of the geographic composition of the MSCI Emerging Markets Index and may be frequently rebalanced. The level of exposure to equity markets will depend on market conditions and on the Subadviser’s expectations of future market conditions. The Subadviser will consider the Active Targeted Minimum NAV, expected short-term volatility analysis and proprietary equity market valuation signals to determine the Fund’s level of exposure to equity markets.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•

Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index futures contracts and ETFs. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity instruments.

•

Market Risk: The value of the instruments in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	•	Issuer Risk: The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

•

Fixed-Income Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed-income instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

o
Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund’s investments in U.S. Treasury Bills may fall.

o

Credit Risk: The Fund could lose money if it holds a fixed-income instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Foreign Securities Risk: While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs. Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets.

•
Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to the lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater affect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that the use of a derivative may result in a loss or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

o

Exchange Traded Index Futures Risk: Additional risks associated with the intended use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date.

•	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. Dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

•	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value

•	Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole.

•

Liquidity Risk: The risk that the Fund, when seeking to maintain the Active Targeted Minimum NAV, may hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

•
Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

The decline in value of one security will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in exchange traded index futures contracts or exchange traded funds with exposure to the same country or region.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund was more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in exchange traded index futures contracts or exchange traded funds with exposure to the same country or region.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Investor Risk Managed Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged, if applicable)	rr_ExchangeFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.25%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.70%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
HSBC Investor Risk Managed Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged, if applicable)	rr_ExchangeFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	none
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.70%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536

[1]	A redemption/exchange fee of 2.00% will be charged on any shares sold or exchanged within 30 days of purchase. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.
[2]	Based on estimated amounts for the current fiscal year.